Transactions with Related Parties	6 Months Ended
Jun. 30, 2025
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.	Transactions with Related Parties:

(a)
Central Mare – Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, the Company’s President and Chief Executive Officer, pursuant to which Central Mare provides the Company with its executive officers and other administrative employees (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Chief Operating Officer), for which Central Mare charged the Company $180 and $180 for the six months ended June 30, 2024 and 2025 respectively.

(b)
Central Shipping Inc (“CSI”) – Letter Agreement and Management Agreements: On January 1, 2019, the Company entered into a letter agreement with CSI, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, which detailed the services and fees for the management of the Company’s fleet.

The fees charged by and expenses relating to CSI for the six months ended June 30, 2024 and 2025 are as follows:

	Six Months Ended June 30,
	2024	2025	Presented in:
Management fees	948	1,024	Management fees - related parties -Statement of comprehensive income
Superintendent fees	14	-	Vessel operating expenses -Statement of comprehensive income
	74	-	Dry-docking costs -Statement of comprehensive income
Accounting and reporting cost	180	180	Management fees - related parties -Statement of comprehensive income
Commission on charter hire agreements	508	549	Voyage expenses - Statement of comprehensive income
Financing fees	306	-	Net in Current and Non-current portions of long-term debt – Balance Sheet
Commission for sale and purchase of vessels	-	713	Capitalized in Vessels, net and Advances for vessels under construction – Balance sheet
Total	2,030	2,466

(c)
Charter party with Central Tankers Chartering Inc (“CTC”): For the six months ended June 30, 2024 and 2025 the CTC time charter generated $4,459 and $4,435 of revenue respectively, presented in Time charter revenues from related parties in the accompanying unaudited interim condensed consolidated statements of comprehensive income. As of June 30, 2025, there were no amounts due from CTC.

(d)	Asset acquisitions from Related Party: Please see Note 1.